Major Customers and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Member]
Major Customers and Credit Risk (Details) [Line Items]
Number of customers	2	1	2
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Major Customers and Credit Risk (Details) [Line Items]
Number of customers	1	1	2
Concentration risk, percentage	10.00%	10.00%	10.00%